14. EQUITY (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
Equity Details
Dividend yield		0.00%
Expected life		3 years
Expected volatility	82.00%	143.00%
Risk-free interest rate	1.30%	2.00%